Short-Term Loans	12 Months Ended
Dec. 31, 2024
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Short-Term Loans
23.
SHORT-TERM LOANS

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Unsecured bank loans	$585	$215

The annual interest rates of bank loans were as follows:

	December 31
	2023	2024
Unsecured bank loans	2.16%-3.36%	1.82%-3.49%

CHST entered into an unsecured loan contract with Bank of Taiwan, and the loan amount of $50 million has matured in November 2024. CHST has been continuously negotiating the loan extension with Bank of Taiwan.